Document and Entity Information Document	Feb. 25, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0001567892
Title of 12(b) Security	Ordinary shares, par value $0.20 per share
Written Communications	false
Entity Incorporation, State or Country Code	L2
Document Type	8-K
Document Period End Date	Feb. 25, 2020
Entity Registrant Name	Mallinckrodt plc
Entity File Number	001-35803
Entity Tax Identification Number	98-1088325
Entity Address, Address Line One	3 Lotus Park, The Causeway
Entity Address, City or Town	Staines-Upon-Thames
Entity Address, Postal Zip Code	TW18 3AG
Entity Address, Country	GB
City Area Code	017
Local Phone Number	8463 6700
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	MNK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false